Business Combinations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) business	Jul. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 01, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Number of Divestitures | business	1
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 36,976
Pending Acquisition [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired | business	0
Railcar and Locomotive Leasing [Member]
Business Acquisition [Line Items]
Business Acquisitions, GE Railcar Services					$ 4,339
GE Capital Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisitions, GE Capital			$ 32,531
Gain (Loss) on Investments [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 848
Assets Under Management [Member]
Business Acquisition [Line Items]
Business Acquisitions, Golden Capital		$ 83
Business Acquisitions, Analytic Investors Inc				$ 106
Business Acquisitions, hs Financial Products GmbH						$ 3